Significant Accounting Policies (Earnings Per Share - Effects of dilutive options and warrants) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Basic EPS
Income	$ 444,000	$ 560,000	$ 621,000	$ 320,000	$ 376,000	$ 308,000	$ 351,000	$ 1,624,949	$ 1,035,428	$ 1,355,375	$ 1,157,644
Shares	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001		2,944,001	2,684,130
Per Share Amounts	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.10	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.43
Effect of Diluted Securities:
Mandatorily Redeemable Shares											78,694
Mandatorily Redeemable Shares (per Share)											$ (0.01)
Senior Convertible Debentures											0
Senior Convertible Debentures (per Share)											$ 0
Stock Options And Warrants											0
Stock Options and Warrants (per Share)											$ 0
Diluted EPS
Income											$ 1,157,644
Shares	2,944,001	2,944,001	2,944,001	3,017,521	2,931,633	2,550,097	2,559,475	2,944,001		2,944,001	2,762,824
Per Share Amounts	$ 0.15	$ 0.19	$ 0.21	$ 0.11	$ 0.13	$ 0.10	$ 0.12	$ 0.55	$ 0.35	$ 0.46	$ 0.42
Weighted Average [Member]
Diluted EPS
Share Price	$ 8.63			$ 9.53				$ 8.63		$ 9.53	$ 10.64